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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                      Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer High

                     Income  Trust

                                       NQ      | December 31, 2012

Ticker Symbol:  PHT

Schedule of Investments | 12/31/2012 (Consolidated) (unaudited)

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 ASSET BACKED SECURITIES -  1.5% of Net Assets

 BANKS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

   196,743(a)

 CCC/Caa3

 Amortizing Residential Collateral Trust, Series 2002-BC1, Class M1, 1.485%, 1/25/32

 $ 105,028

   280,000(a)

 CCC/Caa3

 Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A3, .66%, 1/25/47

   127,452

   125,000

 BB/NR

 CarNow Auto Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)

   125,335

   408,327(a)

 CCC/Caa1

 Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class A3A, .27%, 7/25/45

   292,737

   250,000(b)

 CCC/B3

 Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)

   239,626

 Total Banks

 $ 890,178

 CONSUMER SERVICES - 0.7%

 Hotels, Resorts & Cruise Lines - 0.7%

   442,542

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

 $ 450,286

   2,467,742

 NR/NR

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   2,444,916

 Total Consumer Services

 $ 2,895,202

 TRANSPORTATION - 0.6%

 Airlines - 0.6%

   1,489,550(a)

 CCC/Caa1

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.689%, 5/15/24 (144A)

 $ 670,298

   2,149(a)

 B-/Ba3

 Aircraft Finance Trust, Series 1999-1A, Class A2, 0.709%, 5/15/24 (144A)

   1,934

   755,056(a)

 B-/Caa2

 Aviation Capital Group Trust, Series 2000-1A, Class A1, 0.689%, 11/15/25 (144A)

   362,427

   1,651,860(a)

 CCC+/Caa2

 Lease Investment Flight Trust, Series 1, Class A1, 0.599%, 7/15/31

   1,143,913

 Total Transportation

 $ 2,178,572

 TOTAL ASSET BACKED SECURITIES

 (Cost  $5,847,030)

 $ 5,963,952

 COLLATERALIZED MORTGAGE OBLIGATIONS -  0.5% of Net Assets

 BANKS - 0.4%

 Thrifts & Mortgage Finance - 0.4%

   1,504,000(a)

 CCC/Caa2

 Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, .41%, 2/25/37

 $ 1,189,300

   315,942(a)

 NR/NR

 WaMu Mortgage Pass Through Certificates, Series 2006-AR16, Class 3A1, 4.818%, 12/25/36

   284,676

 Total Banks

 $ 1,473,976

 DIVERSIFIED FINANCIALS - 0.1%

 Investment Banking & Brokerage - 0.1%

   500,000(b)

 BBB-/NR

 Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class D, 6.94%, 2/15/35 (144A)

 $ 499,116

 Total Diversified Financials

 $ 499,116

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $2,056,977)

 $ 1,973,092

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  6.0% of Net Assets *

 CAPITAL GOODS - 0.8%

 Aerospace & Defense - 0.8%

   3,073,851

 B/Caa1

 API Technologies Corp., Term Loan, 8.75%, 6/27/16

 $ 3,027,743

 Total Capital Goods

 $ 3,027,743

 ENERGY - 0.4%

 Coal & Consumable Fuels - 0.2%

   750,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.208%, 8/7/13

 $ 738,750

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Environmental Facilities & Services - 0.2%

   666,705

 NR/B3

 Aquilex Holdings LLC, Term Loan, 8.75%, 4/1/16

 $ 668,371

 Total Energy

 $ 1,407,121

 HEALTH CARE EQUIPMENT & SERVICES - 0.5%

 Health Care Services - 0.2%

   750,141

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

 $ 733,262

 Health Care Technology - 0.3%

   1,260,000

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 12.25%, 9/17/15

 $ 1,127,700

 Total Health Care Equipment & Services

 $ 1,860,962

 INSURANCE - 1.4%

 Insurance Brokers - 1.1%

   4,175,000

 CCC+/B3

 AmWINS Group, Inc., Second Lien, Term Loan, 9.25%, 12/6/19

 $ 4,227,188

 Property & Casualty Insurance - 0.3%

   1,400,000

 CCC/Caa2

 Confie Seguros Holding II  Co.,, 10.25%, 5/8/19

 $ 1,397,669

 Total Insurance

 $ 5,624,857

 MATERIALS - 0.2%

 Diversified Metals & Mining - 0.0%+

   126,444

 NR/NR

 Long Haul Holdings, Ltd., Facility Term Loan A, 0.0%, 1/12/13

 $ 68,279

   100,918

 NR/NR

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/12/13

   54,496

 $ 122,775

 Steel - 0.2%

   798,000

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 8.75%, 9/19/14

 $ 796,005

 Total Materials

 $ 918,780

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%

 Pharmaceuticals - 0.7%

   2,664,750

 NR/NR

 KV Pharmaceuticals, 0.0%, 12/5/13

 $ 2,584,808

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 2,584,808

 RETAILING - 0.4%

 Computer & Electronics Retail - 0.4%

   1,477,501

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 $ 1,484,889

 Total Retailing

 $ 1,484,889

 SOFTWARE & SERVICES - 1.4%

 Application Software - 1.1%

   1,700,000

 B+/B1

 Applied Systems, Inc., Second Lien Term Loan, 9.5%, 6/8/17

 $ 1,709,916

   2,500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   2,512,500

 $ 4,222,416

 IT Consulting & Other Services - 0.3%

   443,368

 CCC+/B3

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

 $ 418,982

   1,056,633

 CCC+/B3

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

   998,518

 $ 1,417,500

 Total Software & Services

 $ 5,639,916

 UTILITIES - 0.2%

 Electric Utilities - 0.2%

   1,316,443

 CCC/Caa1

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.81%, 10/10/17

 $ 886,484

 Total Utilities

 $ 886,484

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $23,701,163)

 $ 23,435,560

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 CORPORATE BONDS & NOTES -  107.8% of Net Assets

 AUTOMOBILES & COMPONENTS - 3.2%

 Auto Parts & Equipment - 1.4%

   1,140,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $ 1,057,350

   4,535,000(c)

 NR/NR

 Lear Corp., 0.0%

   –

   309,000

 BB-/B1

 Tomkins LLC/Tomkins, Inc., 9.0%, 10/1/18

   346,080

   3,579,000

 B+/B1

 Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 9/1/17 (144A)

   3,919,005

 $ 5,322,435

 Automobile Manufacturers - 1.8%

   6,000,000

 B/B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19

 $ 6,540,000

   500,000

 B/B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

   550,000

 $ 7,090,000

 Total Automobiles & Components

 $ 12,412,435

 BANKS - 0.7%

 Diversified Banks - 0.4%

   1,265,000(b)(d)

 BB+/B1

 ABN Amro North American Holding Preferred Capital Repackage Trust I, 3.407%, 12/29/49 (144A)

 $ 1,265,000

 Regional Banks - 0.3%

   1,225,000(b)(d)

 BBB/Baa3

 PNC Financial Services Group, Inc., 8.25%, 5/29/49

 $ 1,246,437

 Total Banks

 $ 2,511,437

 CAPITAL GOODS - 11.0%

 Aerospace & Defense - 1.9%

   3,300,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 3,366,000

   3,889,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

   3,558,435

   295,000

 B/B1

 GeoEye, Inc., 9.625%, 10/1/15

   325,975

 $ 7,250,410

 Building Products - 0.8%

   2,212,130

 NR/NR

 Industrias Unidas SA de C.V., 11.5%, 11/15/16

 $ 1,408,435

   2,375,000

 C/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

   1,781,250

 $ 3,189,685

 Construction & Engineering - 0.4%

   1,500,000

 B+/B1

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $ 1,410,000

 Construction & Farm Machinery & Heavy Trucks - 1.7%

   363,000

 B+/B3

 American Railcar Industries, Inc., 7.5%, 3/1/14

 $ 365,722

   774,000

 B+/B3

 Manitowoc Co., Inc., 9.5%, 2/15/18

   861,075

   4,760,000

 CCC/Caa1

 Stanadyne Holdings, Inc., 10.0%, 8/15/14

   4,414,900

   1,500,000(e)

 CCC-/Caa3

 Stanadyne Holdings, Inc., 12.0%, 2/15/15

   1,020,000

 $ 6,661,697

 Electrical Components & Equipment - 0.5%

   2,000,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 2,120,000

 Industrial Conglomerates - 0.2%

   605,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $ 625,419

 Industrial Machinery - 3.5%

   1,040,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $ 1,073,800

   3,180,000(f)

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14

   12,084

   1,080,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

   999,000

   5,170,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

   5,338,025

   2,440,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

   2,098,400

   4,500,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

   4,050,000

 $ 13,571,309

 Trading Companies & Distributors - 2.0%

   1,727,000

 B-/B3

 INTCOMEX, Inc., 13.25%, 12/15/14

 $ 1,787,445

   2,510,000

 B-/B3

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19 (144A)

   2,610,400

   3,370,000

 B/B2

 WESCO Distribution, Inc., 7.5%, 10/15/17

   3,414,484

 $ 7,812,329

 Total Capital Goods

 $ 42,640,849

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 COMMERCIAL & PROFESSIONAL SERVICES - 0.2%

 Environmental & Facilities Services - 0.2%

   892,000

 CCC+/B3

 Brickman Group Holdings, Inc., 9.125%, 11/1/18 (144A)

 $ 934,370

   2,180,000(f)

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16

   218

 Total Commercial & Professional Services

 $ 934,588

 CONSUMER DURABLES & APPAREL - 5.0%

 Homebuilding - 1.1%

   3,115,000

 CCC/Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $ 3,247,387

   750,000

 CCC/Caa3

 Beazer Homes USA, Inc., 9.125%, 5/15/19

   784,688

   400,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

   379,000

 $ 4,411,075

 Housewares & Specialties - 2.7%

   1,435,000

 B/B2

 Jarden Corp., 7.5%, 5/1/17

 $ 1,616,169

   3,000,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   3,120,000

   1,430,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   1,530,100

   107,000

 CCC+/B3

 Yankee Candle Co., Inc., 8.5%, 2/15/15

   107,535

   2,500,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

   2,603,150

   1,425,000(g)

 CCC+/Caa1

 YCC Holdings LLC / Yankee Finance, Inc., 10.25%, 2/15/16

   1,471,455

 $ 10,448,409

 Leisure Products - 1.2%

 EUR

   800,000

 CCC/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $ 913,371

   4,000,000

 B/B2

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   3,740,000

 $ 4,653,371

 Total Consumer Durables & Apparel

 $ 19,512,855

 CONSUMER SERVICES - 5.1%

 Business Services - 0.7%

   1,750,000

 B/B1

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 1,776,250

   1,100,000

 B-/Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   775,500

 $ 2,551,750

 Casinos & Gaming - 1.2%

   1,650,000(f)

 NR/WR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)

 $ 577,500

   2,255,000

 CCC/Caa2

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

   1,713,800

   1,475,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

   1,393,875

   1,375,000(f)(h)

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)

   82,500

   740,000

 CCC/Caa2

 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)

   721,500

 $ 4,489,175

 Education Services - 0.1%

   555,000

 CCC-/B3

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $ 460,650

 Hotels, Resorts & Cruise lines - 0.4%

   1,500,000

 CCC+/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

 $ 1,586,250

 Restaurants - 1.8%

   4,055,000(e)

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $ 3,416,338

   1,400,000

 B/B3

 Burger King Corp., 9.875%, 10/15/18

   1,603,000

   2,000,000

 CCC+/Caa1

 Wok Acquisition Corp., 10.25%, 6/30/20 (144A)

   2,127,500

 $ 7,146,838

 Specialized Consumer Services - 0.9%

   500,000

 B/B2

 Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 3/15/18

 $ 557,500

   3,000,000

 B-/B3

 StoneMor Operating LLC, 10.25%, 12/1/17

   3,090,000

 $ 3,647,500

 Total Consumer Services

 $ 19,882,163

 DIVERSIFIED FINANCIALS - 2.8%

 Asset Management & Custody Banks - 0.3%

   975,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 1,114,343

 Investment Banking & Brokerage - 0.5%

   2,325,000(a)

 BB+/Ba2

 Goldman Sachs Capital II, 4.0%, 6/1/43

 $ 1,816,011

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Multi-Sector Holdings - 0.6%

   2,200,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 2,310,000

 Other Diversified Financial Services - 0.3%

   250,000(a)

 BB/NR

 East Lane Re V, Ltd., 9.041%, 3/16/16 (144A)

 $ 268,150

   250,000(b)

 BB-/NR

 Embarcadero Re Ltd., 7.291%, 2/13/15 (144A)

   253,625

   600,000(i)

 NR/NR

 Sector Re V Ltd., 0.0%, 12/1/17 (144A)

   603,360

 $ 1,125,135

 Reinsurance - 0.4%

   450,000(a)

 BB+/NR

 Kibou, Ltd., 5.291%, 2/16/15 (144A)

 $ 460,035

   250,000(a)

 B+/NR

 Lakeside Re III Ltd., 8.041%, 1/8/16 (144A)

   250,300

   800,000(a)

 BB/NR

 Lodestone Re Ltd., 7.291%, 1/8/14 (144A)

   804,000

 $ 1,514,335

 Specialized Finance - 0.7%

   500,000

 BB+/Baa3

 Capital One Capital V, 10.25%, 8/15/39

 $ 500,000

   1,650,000(g)

 CCC+/Caa1

 Igloo Holdings Corp., 8.25%, 12/15/17 (144A)

   1,629,375

   695,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

   767,975

 $ 2,897,350

 Total Diversified Financials

 $ 10,777,174

 ENERGY - 15.1%

 Coal & Consumable Fuels - 2.4%

   1,350,000

 B+/B1

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 $ 1,275,750

   3,890,000

 B/Caa1

 Foresight Energy LLC / Foresight Energy Corp., 9.625%, 8/15/17 (144A)

   4,162,300

   2,125,000

 CCC+/B3

 James River Coal Co., 7.875%, 4/1/19

   1,211,250

   1,166,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

   1,131,020

   1,550,000

 B/B2

 Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20 (144A)

   1,670,125

 $ 9,450,445

 Oil & Gas Drilling - 1.7%

   500,000

 B/Caa1

 Hercules Offshore, Inc., 10.5%, 10/15/17 (144A)

 $ 538,750

   1,700,000

 CCC+/Caa1

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)

   1,734,000

   489,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

   533,010

   1,900,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

   2,066,250

   1,800,000

 B/B1

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   1,845,000

 $ 6,717,010

 Oil & Gas Equipment & Services - 2.4%

   4,073,000

 B+/B1

 American Petroleum Tankers Parent LLC / AP Tankers Co., 10.25%, 5/1/15

 $ 4,256,285

   408,000(j)

 NR/NR

 DP Producer AS, 0.0%, 12/5/11

   8,160

   1,847,000

 B/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

   1,930,115

   1,260,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

   1,121,400

   666,000(k)

 CCC/Caa2

 Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)

   666,000

 NOK

   3,000,000(a)

 NR/NR

 Transocean Drilling Norway AS, 8.96%, 2/24/16

   566,679

 NOK

   3,500,000

 NR/NR

 Transocean Norway Drilling AS, 11.0%, 2/24/16

   667,422

 $ 9,216,061

 Oil & Gas Exploration & Production - 7.2%

   775,000

 B+/B1

 Berry Petroleum Co., 10.25%, 6/1/14

 $ 858,312

   500,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

   507,500

   1,830,000

 B-/B3

 Comstock Resources, Inc., 9.5%, 6/15/20

   1,967,250

   390,000

 BB/B1

 Denbury Resources, Inc., 9.75%, 3/1/16

   413,400

   3,450,000

 B/NR

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   3,889,875

   1,350,000(g)

 B/B3

 EPE Holdings LLC / EP Energy Bond Co., Inc., 8.125%, 12/15/17 (144A)

   1,338,188

   1,295,000

 B-/Caa1

 EPL Oil & Gas Inc., 8.25%, 2/15/18 (144A)

   1,330,613

   785,000

 CCC+/B3

 Halcon Resources Corp., 8.875%, 5/15/21 (144A)

   832,100

   1,475,000

 CCC+/B3

 Halcon Resources Corp., 9.75%, 7/15/20 (144A)

   1,593,000

   678,000

 B/B2

 Linn Energy LLC / Linn Energy Finance Corp., 11.75%, 5/15/17

   742,410

   1,050,000

 B-/Caa1

 Midstates Petro Inc.,/Midstates Petroleum Co., LLC, 10.75%, 10/1/20 (144A)

   1,115,625

   2,400,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

   2,604,000

 NOK

   2,000,000

 NR/NR

 Norwegian Energy Co., AS, 10.25%, 4/27/16

   357,785

 NOK

   5,000,000

 NR/NR

 Norwegian Energy Co., AS, 12.9%, 11/20/14

   904,348

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Oil & Gas Exploration & Production (continued)

   1,110,000

 B-/Caa1

 QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20

   1,165,500

   3,380,000

 CCC/Caa1

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   2,704,000

   2,200,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20 (144A)

   2,216,500

   1,497,000

 BB-/B3

 Rosetta Resources, Inc., 9.5%, 4/15/18

   1,661,670

   1,500,000

 B-/B3

 Samson Investment Co., 9.75%, 2/15/20 (144A)

   1,586,250

 $ 27,788,326

 Oil & Gas Refining & Marketing - 0.9%

   1,000,000

 B+/Ba3

 Coffeyville Resources LLC, 10.875%, 4/1/17 (144A)

 $ 1,100,000

   2,215,000

 BB+/Ba1

 Tesoro Corp., 9.75%, 6/1/19

   2,525,100

 $ 3,625,100

 Oil & Gas Storage & Transportation - 0.5%

   350,000(b)

 BB+/Baa3

 Enterprise Products Operating LLC, 8.375%, 8/1/66

 $ 399,438

   1,524,000(b)

 BB/Ba1

 Southern Union Co., 3.33%, 11/1/66

   1,304,925

 $ 1,704,363

 Total Energy

 $ 58,501,305

 FOOD, BEVERAGE & TOBACCO - 5.4%

 Agricultural Products - 1.5%

   5,622,000

 B/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

 $ 5,832,825

 Packaged Foods & Meats - 2.9%

   775,000

 BB/B1

 Bertin SA / Bertin Finance Ltd., 10.25%, 10/5/16 (144A)

 $ 848,625

   1,250,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   943,750

   3,500,000

 B/(P)B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   3,718,750

   1,000,000

 B+/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   852,500

   500,000

 B+/B2

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

   498,750

   400,000

 B+/B2

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   479,000

   4,000,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

   4,055,000

 $ 11,396,375

 Tobacco - 1.0%

   3,450,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $ 3,631,125

 Total Food, Beverage & Tobacco

 $ 20,860,325

 HEALTH CARE EQUIPMENT & SERVICES - 8.3%

 Health Care Equipment & Services - 2.0%

   4,000,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $ 3,290,000

   4,000,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

   4,390,000

 $ 7,680,000

 Health Care Facilities - 1.2%

   535,000

 B-/B3

 HCA, Inc., 6.25%, 2/15/13

 $ 537,675

   84,000

 BB/B2

 HCA, Inc., 9.875%, 2/15/17

   88,725

   3,475,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

   3,379,437

   600,000

 CCC+/Caa1

 United Surgical Partners, 9.0%, 4/1/20

   666,000

   62,000(i)

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

   46,500

 $ 4,718,337

 Health Care Services - 3.1%

   1,987,000

 B-/Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $ 2,121,122

   2,527,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

   2,388,015

   3,925,000

 CCC+/Caa2

 Rural / Metro Corp., 10.125%, 7/15/19 (144A)

   3,783,875

   3,725,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

   3,901,938

 $ 12,194,950

 Health Care Supplies - 1.0%

   608,000

 B/Caa1

 Bausch & Lomb, Inc., 9.875%, 11/1/15

 $ 626,240

   3,000,000

 B-/Caa1

 Immucor, Inc., 11.125%, 8/15/19

   3,375,000

 $ 4,001,240

 Health Care Technology - 0.3%

   900,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $ 1,039,500

 IT Consulting & Other Services - 0.7%

   2,380,000

 CCC+/Caa1

 Truven Health Analytics, Inc., 10.625%, 6/1/20 (144A)

 $ 2,534,700

 Total Health Care Equipment & Services

 $ 32,168,727

 HOUSEHOLD & PERSONAL PRODUCTS - 1.0%

 Personal Products - 1.0%

   1,745,000

 B+/B2

 Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)

 $ 1,840,975

   700,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

   721,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Personal Products (continued)

   1,050,000

 B/B2

 Revlon Consumer Products Corp., 9.75%, 11/15/15

   1,105,125

 Total Household & Personal Products

 $ 3,667,100

 INSURANCE - 7.9%

 Insurance Brokers - 2.0%

   4,900,000

 CCC+/Caa2

 HUB International, Ltd., 8.125%, 10/15/18 (144A)

 $ 5,022,500

 GBP

   1,625,000

 NR/Caa1

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

   2,692,692

 $ 7,715,192

 Multi-Line Insurance - 1.6%

   3,075,000(b)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)

 $ 4,581,750

   1,100,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

   1,661,000

 $ 6,242,750

 Property & Casualty Insurance - 1.7%

   5,300,000

 BBB-/Baa3

 Allmerican Financial Corp., 7.625%, 10/15/25

 $ 6,575,630

   265,000(b)(d)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506%, 5/29/49 (144A)

   273,475

 $ 6,849,105

 Reinsurance - 2.6%

   250,000(a)

 BB-/NR

 Atlas Reinsurance VII, Ltd., 8.178%, 1/7/16 (144A)

 $ 247,200

   250,000(a)

 B-/NR

 Blue Fin Ltd., 14.041%, 5/28/13 (144A)

   243,750

   250,000(a)

 NR/B1

 Combine Re, Ltd., 10.041%, 1/7/15 (144A)

   264,050

   1,000,000(a)

 NR/NR

 Combine Re, Ltd., 17.791%, 1/7/15 (144A)

   1,069,800

   250,000(a)

 BB-/NR

 Compass Re, Ltd., 10.291%, 1/8/15 (144A)

   253,825

   250,000(a)

 B+/NR

 Compass Re, Ltd., 11.291%, 1/8/15 (144A)

   251,000

   350,000(a)

 BB+/NR

 Foundation Re III, Ltd., 5.041%, 2/25/15

   352,730

   250,000(a)

 BB-/NR

 Ibis Re II, Ltd., 8.391%, 2/5/15 (144A)

   256,600

   400,000(a)

 B-/NR

 Ibis Re II, Ltd., 13.541%, 2/5/15 (144A)

   396,480

   250,000(a)

 BB-/NR

 Lakeside Re II Ltd., 7.791%, 1/8/13 (144A)

   249,725

   500,000(a)

 B/NR

 Mystic Re, Ltd., 12.041%, 3/12/15 (144A)

   484,350

   250,000(a)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.71%, 1/5/17 (144A)

   249,675

   600,000(a)

 NR/B2

 Mythen, Ltd., 11.216%, 5/7/15 (144A)

   603,660

   250,000(a)

 NR/NR

 Pelican Re, Ltd., 13.791%, 4/13/15 (144A)

   266,525

   500,000(a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.541%, 4/9/14 (144A)

   502,650

   250,000(a)

 B+/NR

 Queen Street V Re, Ltd., 8.541%, 4/9/15 (144A)

   253,525

   250,000(a)

 B/NR

 Queen Street VI Re Ltd., 10.35%, 4/9/15 (144A)

   258,025

   250,000(a)

 B/NR

 Queen Street VII Capital, Ltd., 8.6%, 4/8/16 (144A)

   249,000

   250,000(a)

 NR/NR

 Residential Reinsurance 2011, Ltd., 8.941%, 12/6/15 (144A)

   251,950

   450,000(a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.041%, 6/6/15 (144A)

   458,685

   250,000(a)

 NR/NR

 Residential Reinsurance 2011, Ltd., 13.291%, 12/6/15 (144A)

   251,550

   250,000(a)

 BB/NR

 Residential Reinsurance 2012 Ltd., 5.791%, 12/6/16 (144A)

   249,500

   400,000(a)

 NR/NR

 Residential Reinsurance 2012 Ltd., 12.791%, 12/6/16 (144A)

   398,360

   250,000(a)

 NR/NR

 Residential Reinsurance 2012 Ltd., 19.041%, 12/6/16 (144A)

   247,875

   250,000(a)

 BB/NR

 Residential Reinsurance 2012, Ltd., 8.0%, 6/6/16 (144A)

   256,800

   250,000(a)

 BB-/NR

 Residential Reinsurance 2012, Ltd., 10.041%, 6/6/16 (144A)

   268,325

   400,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 22.041%, 6/6/16 (144A)

   378,080

   500,000(a)

 NR/NR

 Successor X, Ltd., 13.0%, 2/25/14 (144A)

   507,600

   250,000(a)

 NR/NR

 Successor X, Ltd., 16.541%, 1/27/15 (144A)

   251,150

 $ 9,972,445

 Total Insurance

 $ 30,779,492

 MATERIALS - 19.2%

 Aluminum - 0.0%+

   694(g)

 CCC+/B3

 Noranda Aluminum Acquisition Corp., 4.524%, 5/15/15

 $ 652

 Commodity Chemicals - 2.0%

   3,250,000

 BB+/WR

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 4,338,750

   2,600,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

   2,372,500

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Commodity Chemicals (continued)

   1,100,000

 BB-/B1e

 Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)

   1,124,750

 $ 7,836,000

 Construction Materials - 1.5%

   5,690,000

 C/Caa3

 AGY Holding Corp., 11.0%, 11/15/14

 $ 2,702,750

   3,000,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

   3,217,500

 $ 5,920,250

 Diversified Chemicals - 1.6%

   2,625,000

 CCC+/Caa1

 INEOS Group Holdings PLC, 8.5%, 2/15/16 (144A)

 $ 2,611,875

 EUR

   550,000

 CCC+/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

   719,774

   1,597,000

 B/B2

 Kinove German Bondco GmbH, 9.625%, 6/15/18 (144A)

   1,744,723

 EUR

   950,000

 NR/Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

   915,351

 $ 5,991,723

 Diversified Metals & Mining - 2.3%

   2,000,000

 B/B3

 Global Brass and Copper, Inc., 9.5%, 6/1/19 (144A)

 $ 2,165,000

   3,000,000

 CCC+/Caa2

 Midwest Vanadium Pty., Ltd., 11.5%, 2/15/18 (144A)

   1,770,000

   2,775,000

 CCC+/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

   2,386,500

   1,200,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

   1,116,000

   900,000

 B+/B1

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

   963,000

   410,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   424,350

 $ 8,824,850

 Forest Products - 0.9%

   4,000,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $ 3,620,000

 Metal & Glass Containers - 1.7%

   1,771,207(g)

 CCC+/Caa1

 Ardagh Finance SA, 11.125%, 6/1/18 (144A)

 $ 1,877,480

 EUR

   2,250,000

 CCC+/B3

 Ardagh Glass Finance Plc,, 8.75%, 2/1/20 (144A)

   3,109,354

   1,450,000

 CCC+/B3

 BWAY Holdings Co., 10.0%, 6/15/18

   1,609,500

 $ 6,596,334

 Paper Packaging - 2.0%

   2,000,000

 CCC+/Caa1

 Berry Plastics Corp., 9.5%, 5/15/18

 $ 2,200,000

   2,657,034(e)

 NR/NR

 Bio Pappel SAB de CV, 7.0%, 8/27/16

   2,471,042

   2,500,000

 B-/Caa1

 Pretium Packaging LLC / Pretium Finance, Inc., 11.5%, 4/1/16

   2,578,125

   500,000

 BB-/B1

 Sealed Air Corp., 8.125%, 9/15/19 (144A)

   562,500

 $ 7,811,667

 Paper Products - 1.9%

   2,000,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $ 2,120,000

   600,000

 CCC+/B3

 Appleton Papers, Inc., 11.25%, 12/15/15

   648,000

   405,000

 BB/Ba3

 Clearwater Paper Corp., 10.625%, 6/15/16

   441,450

   2,220,000

 CCC+/Caa2

 Exopack Holdings Corp., 10.0%, 6/1/18

   2,009,100

   776,000

 B+/B3

 Mercer International, Inc., 9.5%, 12/1/17

   820,620

   1,256,000

 BB/Ba3

 Resolute Forest Products, 10.25%, 10/15/18

   1,438,120

 $ 7,477,290

 Steel - 5.3%

   2,450,000

 B+/B3

 AM Castle & Co., 12.75%, 12/15/16

 $ 2,860,375

   1,200,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

   1,119,000

   1,960,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

   2,082,500

   2,400,000

 BBB-/Ba1

 CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)

   2,583,000

   4,660,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

   3,192,100

   500,000

 B/Caa1

 Ferrexpo Finance Plc,, 7.875%, 4/7/16 (144A)

   485,000

   2,915,000

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   3,038,887

   3,750,000

 CCC+/Caa2

 Ryerson, Inc., 9.0%, 10/15/17 (144A)

   3,825,000

   1,250,000

 B/B3

 Severstal Columbus LLC, 10.25%, 2/15/18

   1,315,625

 $ 20,501,487

 Total Materials

 $ 74,580,253

 MEDIA - 7.5%

 Advertising - 2.2%

   2,900,000

 NR/B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $ 3,103,000

   4,990,000

 B/B3

 MDC Partners, Inc., 11.0%, 11/1/16

   5,482,763

 $ 8,585,763

 Broadcasting - 2.7%

   4,638,075(g)

 CCC+/Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 $ 4,927,955

   375,000(g)

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A)

   398,437

   800,000

 B-/B3

 Telesat Canada / Telesat LLC, 12.5%, 11/1/17

   878,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Broadcasting (continued)

   3,805,000

 B/B3

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   4,175,988

 $ 10,380,380

 Cable - 0.9%

 EUR

   1,200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 $ 1,607,638

   1,500,000

 B-/Caa1

 Ono Finance II Plc, 10.875%, 7/15/19 (144A)

   1,432,500

 EUR

   350,000

 B-/Caa1

 Ono Finance II Plc, 11.125%, 7/15/19 (144A)

   445,796

 $ 3,485,934

 Movies & Entertainment - 0.9%

   2,765,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 3,193,575

   600,000

 CCC+/Caa1

 Production Resource Group, Inc., 8.875%, 5/1/19

   438,000

 $ 3,631,575

 Publishing - 0.8%

   1,400,000

 CC/Ca

 Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (144A)

 $ 476,000

   400,000

 B-/B3

 Interactive Data Corp., 10.25%, 8/1/18

   450,000

   2,200,000(h)

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

   2,057,000

 $ 2,983,000

 Total Media

 $ 29,066,652

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%

 Biotechnology - 1.4%

   1,400,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 1,543,500

   4,104,000

 B+/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   3,816,720

 $ 5,360,220

 Life Sciences Tools & Services - 0.4%

   1,607,664

 B/Caa1

 Catalent Pharma Solutions, Inc., 9.5%, 4/15/15

 $ 1,640,139

 Pharmaceuticals - 0.4%

   2,020,000(f)

 NR/NR

 KV Pharmaceutical Co., 12.0%, 3/15/15

 $ 1,616,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 8,616,359

 REAL ESTATE - 0.8%

 Diversified REIT's - 0.4%

   1,500,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 1,432,500

 Real Estate Operating Companies - 0.4%

   1,479,000(h)

 B/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 $ 1,479,000

 Total Real Estate

 $ 2,911,500

 RETAILING - 1.0%

 Distributors - 0.8%

   2,862,000

 B+/B1

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

 $ 3,298,255

 Speciality Stores - 0.2%

   685,000

 B-/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 $ 714,112

 Total Retailing

 $ 4,012,367

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%

 Semiconductor Equipment - 0.4%

   1,895,000

 B+/Caa1

 MEMC Electronic Materials, Inc., 7.75%, 4/1/19

 $ 1,591,800

 Semiconductors - 0.7%

   3,250,000

 BB-/B1

 Advanced Micro Devices, 7.5%, 8/15/22 (144A)

 $ 2,673,125

 CNY

   1,000,000

 NR/NR

 LDK Solar Co., Ltd., 10.0%, 2/28/14

   86,051

 $ 2,759,176

 Total Semiconductors & Semiconductor Equipment

 $ 4,350,976

 SOFTWARE & SERVICES - 2.7%

 Application Software - 0.6%

   2,960,000

 CCC-/Caa2

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $ 2,190,400

 Data Processing & Outsourced Services - 1.0%

   1,783,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 1,783,000

   399,000

 B-/Caa1

 First Data Corp., 9.875%, 9/24/15

   406,980

   1,783,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

   1,876,607

 $ 4,066,587

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Systems Software - 1.1%

   4,857,412(g)(h)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $ 4,371,671

 Total Software & Services

 $ 10,628,658

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%

 Communications Equipment - 0.4%

   1,500,000

 CCC+/B3

 CPI International Inc., 8.0%, 2/15/18

 $ 1,464,375

 Computer Storage & Peripherals - 0.1%

   580,000

 BBB/Baa3

 Seagate Technology International, Inc., 10.0%, 5/1/14 (144A)

 $ 624,225

 Electronic Equipment & Instruments - 0.1%

   350,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $ 343,000

 Total Technology Hardware & Equipment

 $ 2,431,600

 TELECOMMUNICATION SERVICES - 1.6%

 Alternative Carriers - 0.5%

   1,000,000

 BB-/WR

 PAETEC Holding Corp., 8.875%, 6/30/17

 $ 1,072,500

   600,000

 NR/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

   687,000

 $ 1,759,500

 Integrated Telecommunication Services - 0.9%

   3,539,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 3,654,018

 Wireless Telecommunication Services - 0.2%

   725,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (144A)

 $ 878,156

 Total Telecommunication Services

 $ 6,291,674

 TRANSPORTATION - 3.0%

 Air Freight & Logistics - 1.2%

   4,601,000

 CCC+/Caa2

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $ 3,841,835

   720,000

 CCC+/Caa1

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

   739,800

 $ 4,581,635

 Airlines - 0.1%

   500,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $ 437,500

 Marine - 0.1%

   295,000

 B+/B3

 Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19

 $ 289,469

 Railroads - 0.2%

   1,057,439(g)

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17

 $ 1,046,864

 Trucking - 1.4%

   575,000

 NR/Ba3

 Aeropuertos Dominicanos Siglo XXI S.A., 9.25%, 11/13/19 (144A)

 $ 608,295

   1,375,000

 B+/Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

   1,509,063

   1,700,000

 B/B3

 Syncreon Global Ireland Ltd. / Syncreon Global Finance US, Inc., 9.5%, 5/1/18 (144A)

   1,768,000

   1,430,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

   1,487,200

 $ 5,372,558

 Total Transportation

 $ 11,728,026

 UTILITIES - 2.4%

 Electric Utilities - 0.9%

   310,000

 NR/Caa1

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

 $ 136,400

   885,000

 CC/Caa3

 Energy Future Holdings Corp., 10.0%, 1/15/20

   988,987

   1,000,000

 BB+/Ba1

 PNM Resources, Inc., 9.25%, 5/15/15

   1,141,250

   350,000

 CCC/Caa1

 Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.5%, 10/1/20 (144A)

   273,875

   2,105,000

 CC/Caa3

 Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 15.0%, 4/1/21

   715,700

 $ 3,256,212

 Independent Power Producers & Energy Traders - 0.8%

   1,800,000

 BB-/Ba3

 InterGen NV, 9.0%, 6/30/17 (144A)

 $ 1,611,000

   1,500,000

 NR/B2

 Star Energy Geothermal Wayang Windu Ltd., 11.5%, 2/12/15 (144A)

   1,599,300

 $ 3,210,300

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Multi-Utilities - 0.7%

   3,017,321

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $ 2,806,109

 Total Utilities

 $ 9,272,621

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $409,643,215)

 $ 418,539,136

 CONVERTIBLE BONDS & NOTES -  6.3% of Net Assets

 CAPITAL GOODS - 0.4%

 Construction & Farm Machinery & Heavy Trucks - 0.4%

   1,625,000

 B-/NR

 Meritor, Inc., 7.875%, 3/1/26 (144A)

 $ 1,489,922

 Total Capital Goods

 $ 1,489,922

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   400,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 414,000

 Total Diversified Financials

 $ 414,000

 ENERGY - 1.4%

 Coal & Consumable Fuels - 0.5%

   1,905,000

 B+/NR

 Massey Energy Co., 3.25%, 8/1/15

 $ 1,833,563

 Oil & Gas Drilling - 0.6%

   2,265,000(e)

 NR/NR

 Hercules Offshore, Inc., 3.375%, 6/1/38

 $ 2,267,831

 Oil & Gas Exploration & Production - 0.3%

   1,340,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $ 1,206,000

 Total Energy

 $ 5,307,394

 HEALTH CARE EQUIPMENT & SERVICES - 1.6%

 Health Care Equipment & Services - 0.8%

   2,837,000(e)

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $ 3,163,255

 Health Care Facilities - 0.7%

   1,985,000

 B/Ba3

 LifePoint Hospitals, Inc., 3.25%, 8/15/25

 $ 1,987,481

   780,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

   801,938

 $ 2,789,419

 Health Care Services - 0.1%

   361,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $ 360,097

 Total Health Care Equipment & Services

 $ 6,312,771

 MATERIALS - 0.8%

 Diversified Chemicals - 0.8%

   4,000,000(k)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $ 3,347,520

 Total Materials

 $ 3,347,520

 MEDIA - 0.5%

 Movies & Entertainment - 0.5%

   1,832,000

 B-/NR

 Live Nation Entertainment, Inc., 2.875%, 7/15/27

 $ 1,813,680

 Total Media

 $ 1,813,680

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%

 Semiconductors - 0.4%

   500,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

 $ 477,500

   750,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

   383,438

   1,569,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

   713,895

 Total Semiconductors & Semiconductor Equipment

 $ 1,574,833

 TELECOMMUNICATION SERVICES - 1.1%

 Alternative Carriers - 1.1%

   3,025,000

 B/B2

 Tw Telecom Inc.,, 2.375%, 4/1/26

 $ 4,138,578

 Total Telecommunication Services

 $ 4,138,578

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $20,098,956)

 $ 24,398,698

 SOVEREIGN DEBT OBLIGATIONS -  0.9% of Net Assets

 Argentina - 0.3%

   1,200,000

 B-/Caa1

 City of Buenos Aires, 12.5%, 4/6/15 (144A)

 $ 1,176,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Russia - 0.6%

   1,798,000(e)

 BBB/Baa1

 Russian Government International Bond, 7.5%, 3/31/30

 $ 2,309,351

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $2,472,007)

 $ 3,485,351

 TAX EXEMPT OBLIGATIONS -  4.5% of Net Assets

 Indiana - 0.4%

   1,650,000

 NR/Baa3

 East Chicago Indiana Exempt Facilities Revenue, 7.0%, 1/1/14

 $ 1,658,943

 New Jersey - 1.2%

   4,525,000

 B/B3

 New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30

 $ 4,541,969

 New York - 0.9%

   3,475,000

 BB/B2

 New York City Industrial Development Agency Revenue, 7.625%, 12/1/32

 $ 3,562,188

 North Carolina - 2.0%

   1,670,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 $ 1,672,438

   6,300,000

 NR/NR

 Charlotte Special Facilities Revenue, 5.6%, 7/1/27

   6,177,591

 $ 7,850,029

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $12,948,977)

 $ 17,613,129

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION -  0.6% of Net Assets

   3,300,000(b)(h)

 NR/NR

 Non-Profit Preferred Funding Trust I, 6.75%, 9/15/37 (144A)

 $ 2,100,285

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $3,293,502)

 $ 2,100,285

 Shares

 Value

 COMMON STOCKS -  2.1% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.4%

 Auto Parts & Equipment - 0.4%

   29,909

 Lear Corp.

 $ 1,400,938

 Total Automobiles & Components

 $ 1,400,938

 CAPITAL GOODS - 0.1%

 Building Products - 0.1%

   894(c)(h)(l)

 Panolam Holdings Co.

 $ 522,096

 Total Capital Goods

 $ 522,096

 ENERGY - 0.2%

 Oil & Gas Drilling - 0.1%

   13,045(l)

 Rowan Companies, Plc, Class A

 $ 407,917

 Oil & Gas Equipment & Services - 0.1%

 NOK

   45,178(l)

 Sevan Marine ASA

 $ 164,174

 Oil & Gas Exploration & Production - 0.0%+

 NOK

   1(l)

 Norse Energy Corp., ASA

 $ –

 Total Energy

 $ 572,091

 MATERIALS - 0.6%

 Diversified Metals & Mining - 0.6%

   3,402

 Freeport-McMoRan Copper & Gold, Inc. Class B

 $ 116,348

   38,538

 Lyondell Basell Industries NV-CL A

   2,200,135

 $ 2,316,483

 Total Materials

 $ 2,316,483

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Pharmaceuticals - 0.2%

   17,818

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 $ 665,324

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 665,324

 Shares

 Value

 SOFTWARE & SERVICES - 0.0%+

 Systems Software - 0.0%+

   10,942(h)(l)

 Perseus Holding Corp.

 $ 27,355

 Total Software & Services

 $ 27,355

 TRANSPORTATION - 0.6%

 Airlines - 0.3%

   97,564(l)

 Delta Air Lines, Inc.

 $ 1,158,085

 Marine - 0.3%

   877,784(h)(l)

 Horizon Lines, Inc.

 $ 1,316,676

 Total Transportation

 $ 2,474,761

 TOTAL COMMON STOCKS

 (Cost  $6,901,635)

 $ 7,979,048

 CONVERTIBLE PREFERRED STOCK -  0.5% of Net Assets

 DIVERSIFIED FINANCIALS - 0.5%

 Other Diversified Financial Services - 0.5%

   1,880(d)

 Bank of America Corp., 7.25

 $ 2,133,800

 Total Diversified Financials

 $ 2,133,800

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost  $1,383,242)

 $ 2,133,800

 PREFERRED STOCKS -  1.0% of Net Assets

 DIVERSIFIED FINANCIALS - 0.9%

 Other Diversified Financial Services - (continued) - 0.9%

   132,750(b)

 GMAC Capital Trust I, 8.125

 $ 3,537,787

 Total Diversified Financials

 $ 3,537,787

 SOFTWARE & SERVICES - 0.1%

 Data Processing & Outsourced Services - 0.1%

   5,745(h)(l)

 Perseus Holding Corp., 14.0

 $ 315,975

 Total Software & Services

 $ 315,975

 TOTAL PREFERRED STOCKS

 (Cost  $3,322,424)

 $ 3,853,762

 RIGHTS/WARRANTS -  0.0%+ of Net Assets

 ENERGY - 0.0%+

 Oil & Gas Equipment & Services - 0.0%+

   650(h)(l)

 Green Field Energy Services, Inc., Expires 11/15/21 (144A)

 $ 20,150

 Oil & Gas Exploration & Production - 0.0%+

 NOK

   131,055(l)

 Norse Energy Corp., ASA, Expires 6/16/15

 $ 3,772

 Total Energy

 $ 23,922

 TOTAL RIGHTS/WARRANTS

 (Cost  $23,773)

 $ 23,922

 Principal

 Amount

 Value

 TEMPORARY CASH INVESTMENTS - 3.9% - of Net Assets

 REPURCHASE AGREEMENTS: 3.9%

   7,625,000

 JPMorgan, Inc., .24%, dated 1/2/13, repurchase price of $7,625,000 plus accrued interest on 1/2/13 collateralized by $7,777,632 Federal National Mortgage Association, 3.0% - 5.5%, 7/1/22 - 9/1/42.

 $ 7,625,000

   7,625,000

 Deutsche Bank AG, .15%, dated 1/2/13, repurchase price of $7,625,000 plus accrued interest on 1/2/13 collateralized by the following: $5,380,591 U.S. Treasury Note, 11.25%, 2/15/15 and $2,396,913 U.S. Treasury Note, 0.75%, 12/31/17.

   7,625,000

 $ 15,250,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $15,250,000)

   15,250,000

 Principal

 Amount

 Value

  (continued)

 TOTAL INVESTMENTS IN SECURITIES - 135.6%

 (Cost - $506,942,901) (m)(n)

 $ 526,749,735

 OTHER ASSETS AND LIABILITIES -3.2%

 $ 12,579,641

 PREFERRED SHARES AT REDEMPTION VALUE,

 INCLUDING DIVIDENDS PAYABLE - (38.9)%

 $ (151,001,350)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 388,328,026

 Notional Principal

 Swap Counterparty/Referenced Obligation

 Unrealized Gain

   5,000,000

 JPMorgan Chase & Co., Goodyear Tire & Rubber Co., 5.0%, 12/20/2017

 $ 75,034

   2,000,000

 JPMorgan Chase & Co., Goodyear Tire & Rubber Co., 5.0%, 12/20/2017

   36,484

 TOTAL CREDIT DEFAULT SWAP AGREEMENTS

 (Cost $(111,875))

 $ 111,518

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2012, the value of these securities amounted to $218,864,263, or 56.4% of total net assets applicable to common shareowners.

+  Amount rounds to less than 0.1%.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at December 31, 2012.

 (a)

 Floating rate note.  The rate shown is the coupon rate at December 31, 2012.

 (b)

 The interest rate is subject to change periodically. The interest is shown is the rate at December 31, 2012.

 (c)

 Security is valued using fair value methods.

 (d)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at December 31, 2012.

 (e)

 Security is perpetual in nature and has no stated maturity date.

 (f)

 Security is in default and is non income producing.

 (g)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (h)

Indicates a security that has been deemed as illiquid.  The aggregate cost of illiquid securities is $16,041,184.  The aggregate fair value of $12,292,708 represents 3.2% of total net assets applicable to common shareowners.

 (i)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (j)

 The company is scheduled for approval of a reorganization plan.

 (k)

 Security is priced as a unit.

 (l)

 Non-income producing.

 (m)

 At December 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $506,942,201 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 51,216,238

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (31,409,404)

 Net unrealized gain

 $ 19,806,834

 For financial reporting purposes net unrealized gain on investments was

 $ 19,806,834 and cost of investments aggregated  $506,942,201.

 (n)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 77.3

 %

 Cayman Islands

 4.4

 Luxembourg

 3.3

 Canada

 3.0

 United Kingdom

 2.0

 Netherlands

 2.1

 Ireland

 1.7

 Other (individually less than 1%)

 6.2

 100.0

 %

 Glossary of Terms:

 (A.D.R.)

 American Depositary Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 CNY

 -

 Chinese Yuan Renminbi

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 NOK

  -

 Norwegian Krone

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of December 31, 2012, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
–

$
5,963,952

$
–

$
5,963,952

 Collateralized Mortgage Obligations

–

1,973,092

–

1,973,092

 Senior Secured Floating Rate Loan Interests

–

23,435,560

–

23,435,560

 Tax Exempt Obligations

–

17,613,129

–

17,613,129

 Corporate Bonds & Notes

 Auto Parts & Equipment

–

-

–
*

-
*

     All Other

–

418,539,136

–

418,539,136

 Convertible Bonds & Notes

–

24,398,698

–

24,398,698

 Municipal Collateralized Debt Obligations

–

2,100,285

–

2,100,285

 Sovereign Debt Obligations

–

3,485,351

–

3,485,351

 Common Stocks

 Building Products

–

–

522,096

522,096

 Systems Software

–

27,355

–

27,355

     All Other

7,429,597

–

–

7,429,597

 Convertible Preferred Stock

2,133,800

–

–

2,133,800

 Preferred Stocks

 Data Processing & Outsourced Services

–

315,975

–

315,975

     All Other

3,537,787

–

–

3,537,787

 Rights/Warrants

 Oil & Gas Exploration & Production

–

3,772

–

3,772

     All Other

20,150

–

–

20,150

 Temporary Cash Investments

 Repurchase Agreements

–

15,250,000

–

15,250,000

 Total

$
13,121,334

$
513,106,305

$
522,096

$
526,749,735

 Other Financial Instruments

 Forward Foreign Currency Contracts

–

(360,846
)

–

(360,846
)

 Credit Default Swap Agreements

–

111,518

–

111,518

 Total Other Financial Instruments

$
–

$
(249,328
)

$
–

$
(249,328
)

*  Lear Corp. is fair valued at $0.

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 3/31/12

 Realized

 gain (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers in to

 Level 3*

 Transfers out of

 Level 3*

 Balance

 as of 12/31/12

 Corporate Bonds & Notes

 Environmental & Facilities Services

$
133,492

$
(1,220,357
)

$
1,141,508

$
–

$
(54,643
)

$
–

$
–

$
–

$
–

 Auto Parts & Equipment

-

–

-

–

–

–

–

–

-
**

 Convertible Bonds & Notes

 Marine

1,052,235

–

1,496,604

–

(2,547,307
)

(1,532
)

–

–

–

 Common Stocks

 Building Products

438,060

–

84,036

–

–

–

–

–

522,096

 Diversified Metals & Mining

918,466

(959,452
)

194,064

–

(153,078
)

–

–

–

–

 Total

$
2,542,253

$
(2,179,809
)

$
2,916,212

$
–

$
(2,755,028
)

$
(1,532
)

$
–

$
–

$
522,096

 *  Transfers are calculated on the end of period value

 ** Lear Corp. is fair valued at $0.

 Net change in unrealized appreciation of Level 3 investments still held and considered

 Level 3 at 12/31/12: 84,036

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Income Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 1, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 1, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 1, 2013 * Print the name and title of each signing officer under his or her signature.